Non-controlling Interests and Redeemable non-controlling Interest - Net Loss Attributable to Non-Controlling Interest (Details) - USD ($) $ in Thousands			1 Months Ended	12 Months Ended
	Dec. 31, 2019	May 24, 2019	May 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Noncontrolling Interest [Line Items]
Net effect of non-controlling interests				$ (62,416)	$ (108,521)
Non-controlling interests - redeemable tax equity partnership units				(9,006)	(7,545)
Redeemable non-controlling interest, held by related party				16,482	2,622
Net effect of non-controlling interests				(45,934)	(105,899)
Change in tax attributes, accelerated income				55,900
Non-controlling interests	$ 457,834			457,834	519,896
Non-controlling interests	531,541			531,541	519,896
Contributions from redeemable non-controlling interests				3,403	0
Non-controlling interest attributable to subsidiary				16,482	2,622
Other Noncontrolling Interests
Noncontrolling Interest [Line Items]
Net effect of non-controlling interests				2,553	2,174
Non-controlling interests	834			834	796
Class A Units | Class A Partnership Units
Noncontrolling Interest [Line Items]
Net effect of non-controlling interests				(55,963)	(103,150)
Non-controlling interests - redeemable tax equity partnership units				(9,006)	(7,545)
Non-controlling interests	457,000			457,000	519,100
Great Bay Solar Facility | Partnership
Noncontrolling Interest [Line Items]
Partnership agreement, funded amount					15,250
Turquoise Solar Facility
Noncontrolling Interest [Line Items]
Contributions from redeemable non-controlling interests				3,403
Turquoise Solar Facility | Partnership
Noncontrolling Interest [Line Items]
Partnership agreement, funded amount	$ 2,000	$ 1,403
Abengoa-Algonquin Global Energy Solution B.V.
Noncontrolling Interest [Line Items]
Contributions from redeemable non-controlling interests					$ 305,000
AYES Canada
Noncontrolling Interest [Line Items]
Non-controlling interest attributable to subsidiary			$ 96,752	$ 73,707